Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table reflects the Company’s ROU assets and lease liabilities as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Assets:
Operating lease ROU assets, net	$935,246	$1,267,121
Liabilities:
Operating lease liabilities, current	$405,678	$361,305
Operating lease liabilities	656,955	1,062,633
	$1,062,633	$1,423,938

Schedule of Supplemental Cash Flow Information Related to Operating Leases
The following table presents supplemental cash flow information related to the Company’s operating leases for the year ended:

	Year Ended December 31,
	2024	2023
Operating cash flows from operating leases	$462,295	$441,111
The following table presents supplemental cash flow information related to the Company’s operating leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2024	2023
Operating cash flows from operating leases	$118,164	$114,722	$235,157	$228,308

Schedule of Maturity of Operating Lease Liabilities
As of December 31, 2024, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2025	$476,164
2026	490,449
2027	206,864
Total payments	1,173,477
Less: Interest	(110,844)
Present value of obligations	$1,062,633
As of June 30, 2025, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2025 (remaining)	$241,006
2026	490,449
2027	206,864
Total payments	938,319
Less: Interest	(71,558)
Present value of obligations	$866,761